DAVENPORT CORE LEADERS FUND
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

COMMON STOCKS - 98.2%	Shares	Value
Communications - 11.8%
Alphabet, Inc. - Class A (a)	154,042	$ 18,438,827
Alphabet, Inc. - Class C (a)	54,011	6,533,711
Electronic Arts, Inc.	124,376	16,131,567
Meta Platforms, Inc. - Class A (a)	100,251	28,770,032
Walt Disney Company (The) (a)	245,382	21,907,705
		91,781,842
Consumer Discretionary - 8.5%
Amazon.com, Inc. (a)	255,057	33,249,231
Home Depot, Inc. (The)	34,124	10,600,279
TJX Companies, Inc. (The)	267,332	22,667,080
		66,516,590
Consumer Staples - 3.4%
Constellation Brands, Inc. - Class A	47,764	11,756,153
Costco Wholesale Corporation	27,992	15,070,333
		26,826,486
Energy - 5.0%
EOG Resources, Inc.	183,357	20,983,375
Pioneer Natural Resources Company	86,506	17,922,313
		38,905,688
Financials - 14.5%
Aon plc - Class A	46,396	16,015,899
Berkshire Hathaway, Inc. - Class B (a)	65,801	22,438,141
Brookfield Asset Management Ltd. - Class A	128,193	4,182,938
Brookfield Corporation	518,639	17,452,202
Intercontinental Exchange, Inc.	102,761	11,620,214
JPMorgan Chase & Company	101,659	14,785,285
Markel Group, Inc. (a)	19,507	26,981,692
		113,476,371
Health Care - 11.1%
Abbott Laboratories	135,969	14,823,340
Danaher Corporation	98,233	23,575,920
Johnson & Johnson	94,200	15,591,984
Novo Nordisk A/S - ADR	66,530	10,766,550
UnitedHealth Group, Inc.	28,612	13,752,072
Vertex Pharmaceuticals, Inc. (a)	22,500	7,917,975
		86,427,841
Industrials - 5.5%
Honeywell International, Inc.	84,040	17,438,300
Republic Services, Inc.	77,394	11,854,439

DAVENPORT CORE LEADERS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.2% (Continued)	Shares	Value
Industrials - 5.5% (Continued)
Union Pacific Corporation	66,055	$ 13,516,174
		42,808,913
Materials - 8.8%
Air Products & Chemicals, Inc.	77,092	23,091,367
Martin Marietta Materials, Inc.	56,231	25,961,290
Sherwin-Williams Company (The)	75,045	19,925,949
		68,978,606
Real Estate - 2.0%
American Tower Corporation	78,910	15,303,806

Technology - 27.6%
Accenture plc - Class A	78,124	24,107,504
Adobe, Inc. (a)	63,393	30,998,543
Analog Devices, Inc.	60,803	11,845,032
Apple, Inc.	100,674	19,527,736
Broadcom, Inc.	22,544	19,555,342
Intuit, Inc.	41,155	18,856,809
Mastercard, Inc. - Class A	59,462	23,386,405
Microsoft Corporation	95,412	32,491,602
ServiceNow, Inc. (a)	29,978	16,846,737
Visa, Inc. - Class A	77,337	18,365,991
		215,981,701

Total Common Stocks (Cost $478,721,828)		$ 767,007,844

MONEY MARKET FUNDS - 1.8%	Shares	Value
First American Treasury Obligations Fund - Class Z, 5.00% (b) (Cost $14,085,825)	14,085,825	$ 14,085,825

Total Investments at Value - 100.0% (Cost $492,807,653)		$ 781,093,669

Other Assets in Excess of Liabilities - 0.0% (c)		56,378

Net Assets - 100.0%		$ 781,150,047

ADR	- American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of June 30, 2023.
(c)	Percentage rounds to less than 0.1%.

DAVENPORT VALUE & INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

COMMON STOCKS - 98.6%	Shares	Value
Communications - 5.9%
Alphabet, Inc. - Class A (a)	173,065	$ 20,715,881
Comcast Corporation - Class A	660,148	27,429,149
		48,145,030
Consumer Discretionary - 6.4%
Cannae Holdings, Inc. (a)	303,825	6,140,303
Lowe's Companies, Inc.	93,313	21,060,744
McDonald's Corporation	83,188	24,824,131
		52,025,178
Consumer Staples - 13.3%
Bunge Ltd.	128,040	12,080,574
Diageo plc - ADR	118,039	20,477,406
J.M. Smucker Company (The)	105,198	15,534,589
Keurig Dr Pepper, Inc.	499,931	15,632,842
Philip Morris International, Inc.	202,763	19,793,724
Target Corporation	75,015	9,894,478
Walmart, Inc.	95,166	14,958,192
		108,371,805
Energy - 7.1%
Chevron Corporation	152,979	24,071,245
Coterra Energy, Inc.	712,573	18,028,097
Enbridge, Inc.	433,180	16,092,637
		58,191,979
Financials - 23.6%
Berkshire Hathaway, Inc. - Class B (a)	100,068	34,123,188
Brookfield Asset Management Ltd. - Class A	433,924	14,158,940
Brookfield Corporation	641,892	21,599,666
Chubb Ltd.	64,576	12,434,755
Fairfax Financial Holdings Ltd.	46,191	34,592,403
Fidelity National Financial, Inc.	455,613	16,402,068
JPMorgan Chase & Company	138,488	20,141,695
Markel Group, Inc. (a)	17,818	24,645,501
Wells Fargo & Company	340,290	14,523,577
		192,621,793
Health Care - 15.6%
Bristol-Myers Squibb Company	239,912	15,342,373
Elevance Health, Inc.	50,279	22,338,457
Johnson & Johnson	206,662	34,206,694
Medtronic plc	265,903	23,426,054
Perrigo Company plc	524,618	17,810,781

DAVENPORT VALUE & INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Health Care - 15.6% (Continued)
Sanofi - ADR	271,069	$ 14,610,619
		127,734,978
Industrials - 15.4%
Deere & Company	38,997	15,801,194
L3Harris Technologies, Inc.	123,059	24,091,260
Norfolk Southern Corporation	74,214	16,828,767
TE Connectivity Ltd.	151,609	21,249,518
United Parcel Service, Inc. - Class B	138,010	24,738,293
Watsco, Inc.	60,103	22,927,491
		125,636,523
Materials - 1.5%
Avery Dennison Corporation	70,386	12,092,315

Real Estate - 5.6%
Crown Castle, Inc.	122,339	13,939,306
Gaming and Leisure Properties, Inc.	159,546	7,731,599
Lamar Advertising Company - Class A	244,472	24,263,846
		45,934,751
Technology - 1.9%
Oracle Corporation	130,710	15,566,254

Utilities - 2.3%
NextEra Energy, Inc.	255,784	18,979,173

Total Common Stocks (Cost $636,264,865)		$ 805,299,779

MONEY MARKET FUNDS - 1.6%	Shares	Value
First American Treasury Obligations Fund - Class Z, 5.00% (b) (Cost $13,004,961)	13,004,961	$ 13,004,961

Total Investments at Value - 100.2% (Cost $649,269,826)		$ 818,304,740

Liabilities in Excess of Other Assets - (0.2%)		(1,278,428)

Net Assets - 100.0%		$ 817,026,312

ADR	- American Depositary Receipt.
(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of June 30, 2023.

DAVENPORT EQUITY OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

COMMON STOCKS - 97.5%	Shares	Value
Communications - 7.0%
DISH Network Corporation - Class A (a)	1,175,074	$ 7,743,738
Take-Two Interactive Software, Inc. (a)	285,371	41,995,196
		49,738,934
Consumer Discretionary - 23.7%
Cannae Holdings, Inc. (a)	1,018,253	20,578,893
DraftKings Inc. - Class A (a)	1,026,321	27,269,349
Etsy, Inc. (a)	87,791	7,427,996
Live Nation Entertainment, Inc. (a)	354,332	32,283,189
Mobileye Global, Inc. - Class A (a)	657,103	25,245,897
O'Reilly Automotive, Inc. (a)	36,944	35,292,603
Pool Corporation	56,370	21,118,457
		169,216,384
Financials - 21.9%
Brookfield Asset Management Ltd. - Class A	450,370	14,695,573
Brookfield Corporation	924,295	31,102,527
Fairfax Financial Holdings Ltd.	63,222	47,346,905
Fidelity National Financial, Inc.	516,896	18,608,256
Markel Group, Inc. (a)	31,953	44,196,751
		155,950,012
Health Care - 1.5%
Avantor, Inc. (a)	509,147	10,457,879

Industrials - 17.1%
Enovis Corporation (a)	409,825	26,277,979
ESAB Corporation	209,524	13,941,727
J.B. Hunt Transport Services, Inc.	110,027	19,918,188
Watsco, Inc.	69,061	26,344,700
Xylem, Inc.	314,023	35,365,270
		121,847,864
Materials - 8.0%
Martin Marietta Materials, Inc.	71,088	32,820,619
Sherwin-Williams Company (The)	91,710	24,350,839
		57,171,458
Real Estate - 7.3%
American Tower Corporation	143,420	27,814,875
Lamar Advertising Company - Class A	248,061	24,620,054
		52,434,929
Technology - 11.0%
Alight, Inc. - Class A (a)	3,087,455	28,528,084
Autodesk, Inc. (a)	72,539	14,842,205

DAVENPORT EQUITY OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.5% (Continued)	Shares	Value
Technology - 11.0% (Continued)
Black Knight, Inc. (a)	340,534	$ 20,340,096
PTC, Inc. (a)	105,431	15,002,831
		78,713,216

Total Common Stocks (Cost $569,388,646)		$ 695,530,676

MONEY MARKET FUNDS - 3.7%	Shares	Value
First American Treasury Obligations Fund - Class Z, 5.00% (b) (Cost $26,415,598)	26,415,598	$ 26,415,598

Total Investments at Value - 101.2% (Cost $595,804,244)		$ 721,946,274

Liabilities in Excess of Other Assets - (1.2%)		(8,223,275)

Net Assets - 100.0%		$ 713,722,999

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of June 30, 2023.

DAVENPORT SMALL CAP FOCUS FUND
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

COMMON STOCKS - 89.9%	Shares	Value
Communications - 9.0%
Cable One, Inc.	22,000	$ 14,455,760
Liberty Latin America Ltd. - Class C (a)	2,975,275	25,646,871
Shenandoah Telecommunications Company	889,307	17,279,235
		57,381,866
Consumer Discretionary - 16.0%
Cannae Holdings, Inc. (a)	1,115,479	22,543,831
DraftKings Inc. - Class A (a)	717,006	19,050,849
Monarch Casino & Resort, Inc.	571,656	40,273,165
OneSpaWorld Holdings Ltd. (a)	1,720,970	20,823,737
		102,691,582
Consumer Staples - 6.8%
J & J Snack Foods Corporation	184,874	29,276,647
Seaboard Corporation	4,035	14,367,505
		43,644,152
Energy - 2.2%
Peyto Exploration & Development Corporation	1,719,782	14,274,191

Financials - 11.1%
Diamond Hill Investment Group, Inc.	102,730	17,597,649
Kinsale Capital Group, Inc.	74,834	28,002,883
Stewart Information Services Corporation	622,446	25,607,428
		71,207,960
Health Care - 3.8%
Perrigo Company plc	723,996	24,579,664

Industrials - 9.4%
Enovis Corporation (a)	454,566	29,146,772
ESAB Corporation	320,511	21,326,802
Teekay Tankers Ltd. - Class A	250,000	9,557,500
		60,031,074
Materials - 7.5%
NewMarket Corporation	93,047	37,416,060
Trex Company, Inc. (a)	159,600	10,463,376
		47,879,436
Real Estate - 9.2%
FRP Holdings, Inc. (a)	132,183	7,609,775
Janus International Group, Inc. (a)	2,457,662	26,198,677
Lamar Advertising Company - Class A	197,722	19,623,908
Radius Global Infrastructure, Inc. - Class A (a)	348,764	5,196,584
		58,628,944

DAVENPORT SMALL CAP FOCUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 89.9% (Continued)	Shares	Value
Technology - 14.9%
Alight, Inc. - Class A (a)	3,552,817	$ 32,828,029
Avid Technology, Inc. (a)	469,292	11,966,946
HealthEquity, Inc. (a)	300,000	18,942,000
Verra Mobility Corporation (a)	1,587,835	31,312,106
		95,049,081

Total Common Stocks (Cost $533,618,080)		$ 575,367,950

EXCHANGE-TRADED FUNDS - 3.3%	Shares	Value
ALPS Medical Breakthroughs ETF (a) (Cost $20,662,458)	670,000	$ 21,138,500

MONEY MARKET FUNDS - 6.7%	Shares	Value
First American Treasury Obligations Fund - Class Z, 5.00% (b) (Cost $42,885,242)	42,885,242	$ 42,885,242

Total Investments at Value - 99.9% (Cost $597,165,780)		$ 639,391,692

Other Assets in Excess of Liabilities - 0.1%		794,012

Net Assets - 100.0%		$ 640,185,704

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of June 30, 2023.

DAVENPORT BALANCED INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

COMMON STOCKS - 57.9%	Shares	Value
Communications - 2.9%
Alphabet, Inc. - Class A (a)	23,040	$ 2,757,888
Comcast Corporation - Class A	88,029	3,657,605
		6,415,493
Consumer Discretionary - 3.6%
Cannae Holdings, Inc. (a)	85,012	1,718,092
Lowe's Companies, Inc.	12,587	2,840,886
McDonald's Corporation	11,056	3,299,221
		7,858,199
Consumer Staples - 7.4%
Bunge Ltd.	17,964	1,694,904
Diageo plc - ADR	16,048	2,784,007
Ingredion, Inc.	13,155	1,393,772
J.M. Smucker Company (The)	15,384	2,271,755
Keurig Dr Pepper, Inc.	73,434	2,296,281
Philip Morris International, Inc.	27,471	2,681,719
Target Corporation	10,007	1,319,924
Walmart, Inc.	12,557	1,973,709
		16,416,071
Energy - 4.7%
Chevron Corporation	22,225	3,497,104
Coterra Energy, Inc.	100,391	2,539,892
Enbridge, Inc.	57,275	2,127,766
Enterprise Products Partners, L.P.	87,000	2,292,450
		10,457,212
Financials - 13.8%
Berkshire Hathaway, Inc. - Class B (a)	13,379	4,562,239
Brookfield Asset Management Ltd. - Class A	61,650	2,011,639
Brookfield Corporation	84,137	2,831,210
Chubb Ltd.	9,449	1,819,499
Diamond Hill Investment Group, Inc.	11,715	2,006,780
Fairfax Financial Holdings Ltd.	6,810	5,100,004
Fidelity National Financial, Inc.	66,597	2,397,492
JPMorgan Chase & Company	18,345	2,668,097
Markel Group, Inc. (a)	2,366	3,272,604
Stewart Information Services Corporation	50,417	2,074,155
Wells Fargo & Company	45,275	1,932,337
		30,676,056
Health Care - 8.6%
Bristol-Myers Squibb Company	35,233	2,253,150
Elevance Health, Inc.	7,066	3,139,353

DAVENPORT BALANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 57.9% (Continued)	Shares	Value
Health Care - 8.6% (Continued)
Johnson & Johnson	27,374	$ 4,530,945
Medtronic plc	35,449	3,123,057
Perrigo Company plc	116,716	3,962,508
Sanofi - ADR	36,854	1,986,431
		18,995,444
Industrials - 7.9%
Deere & Company	5,099	2,066,064
L3Harris Technologies, Inc.	18,141	3,551,463
Norfolk Southern Corporation	9,678	2,194,583
TE Connectivity Ltd.	19,630	2,751,341
United Parcel Service, Inc. - Class B	19,971	3,579,802
Watsco, Inc.	8,785	3,351,214
		17,494,467
Materials - 2.0%
Avery Dennison Corporation	10,267	1,763,870
NewMarket Corporation	6,465	2,599,706
		4,363,576
Real Estate - 2.8%
Crown Castle, Inc.	16,385	1,866,907
Gaming and Leisure Properties, Inc.	23,379	1,132,947
Lamar Advertising Company - Class A	32,689	3,244,383
		6,244,237
Technology - 1.0%
Oracle Corporation	18,398	2,191,018

Utilities - 3.2%
Brookfield Infrastructure Partners, L.P.	61,867	2,258,145
Brookfield Renewable Partners, L.P.	76,999	2,270,701
NextEra Energy, Inc.	34,775	2,580,305
		7,109,151

Total Common Stocks (Cost $105,440,150)		$ 128,220,924

FIXED RATE CORPORATE BONDS - 27.8%	Par Value	Value
Communications - 4.0%
Meta Platforms, Inc., 4.950%, due 05/15/2033	$ 4,990,000	$ 4,984,062
Verisign, Inc., 5.250%, due 04/01/2025	3,950,000	3,912,902
		8,896,964

DAVENPORT BALANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

FIXED RATE CORPORATE BONDS - 27.8% (Continued)	Par Value	Value
Consumer Discretionary - 1.8%
Marriott International, Inc., 3.600%, due 04/15/2024	$ 3,990,000	$ 3,922,675

Consumer Staples - 3.0%
Lowe's Companies, Inc., 4.400%, due 09/08/2025	1,525,000	1,494,114
Phillip Morris International, Inc., 5.375%, due 02/15/2033	2,995,000	2,987,212
Walgreens Boots Alliance, Inc., 3.800%, due 11/18/2024	2,245,000	2,187,935
		6,669,261
Energy - 3.7%
Boardwalk Pipelines, L.P., 4.450%, due 07/15/2027	2,200,000	2,098,040
BP Capital Markets America, 4.812%, due 02/13/2033	2,990,000	2,944,961
MPLX, L.P., 4.125%, due 03/01/2027	3,250,000	3,108,747
		8,151,748
Financials - 5.4%
American Express Company, 3.375%, due 05/03/2024	2,995,000	2,936,426
BlackRock, Inc., 4.750%, due 05/25/2033	3,000,000	2,946,336
BlackRock, Inc., 3.500%, due 03/18/2024	1,150,000	1,132,555
Brookfield Finance, Inc., 4.000%, due 04/01/2024	2,000,000	1,972,008
Royal Bank of Canada, 5.000%, due 05/02/2033	3,000,000	2,925,001
		11,912,326
Health Care - 2.5%
Merck & Company, Inc., 4.500%, due 05/17/2033	2,490,000	2,468,847
Zoetis, Inc., 5.400%, due 11/14/2025	2,990,000	2,998,569
		5,467,416
Industrials - 2.6%
Boeing Company (The), 1.433%, due 02/04/2024	5,990,000	5,830,376

Technology - 3.5%
Apple, Inc., 4.300%, due 05/10/2033	2,490,000	2,475,387
Fiserv, Inc., 3.200%, due 07/01/2026	2,325,000	2,180,950
Oracle Corporation, 5.800%, due 11/10/2025	2,990,000	3,023,500
		7,679,837
Utilities - 1.4%
NextEra Energy Capital Holdings, Inc., 6.051%, due 03/01/2025	2,995,000	3,005,683

Total Fixed Rate Corporate Bonds (Cost $62,545,505)		$ 61,536,286

DAVENPORT BALANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 1.1%	Par Value	Value
Richmond, VA, GO, Public Improvement Bonds,
Series 2013B, 4.80%, due 03/01/2033 (Cost $2,542,400)	$ 2,455,000	$ 2,490,146

U.S. TREASURY OBLIGATIONS - 10.2%	Par Value	Value
U.S. Treasury Bills - 5.3% (b)
4.819%, due 07/27/2023	$ 2,000,000	$ 1,993,306
3.285%, due 08/10/2023	3,990,000	3,968,394
4.046%, due 09/07/2023	2,000,000	1,981,101
5.392%, due 11/24/2023	4,000,000	3,917,096
		11,859,897
U.S. Treasury Notes - 4.9%
1.500%, due 02/29/2024	1,995,000	1,943,956
0.250%, due 06/15/2024	4,500,000	4,284,844
2.750%, due 06/30/2025	4,810,000	4,613,654
		10,842,454

Total U.S. Treasury Obligations (Cost $23,161,280)		$ 22,702,351

MONEY MARKET FUNDS - 2.8%	Shares	Value
First American Treasury Obligations Fund - Class Z, 5.00% (c) (Cost $6,213,767)	6,213,767	$ 6,213,767

Total Investments at Value - 99.8% (Cost $199,903,102)		$ 221,163,474

Other Assets in Excess of Liabilities - 0.2%		468,094

Net Assets - 100.0%		$ 221,631,568

ADR	- American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the annualized yield at the time of purchase.
(c)	The rate shown is the 7-day effective yield as of June 30, 2023.